Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2018	Aug. 28, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (21.7)
Total long-term debt	2,478.5
Less current portion of long-term debt	0.0
Total long-term debt, excluding current portion	2,478.5		$ 0.0
Credit Facility | Term credit facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 500.0
Senior Notes | 3.912% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate	3.912%	3.912%
Long-term debt, gross	$ 500.0
Senior Notes | 4.272% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate	4.272%	4.272%
Long-term debt, gross	$ 750.0
Senior Notes | 4.900% Senior Notes due 2028
Debt Instrument [Line Items]
Interest rate	4.90%	4.90%
Long-term debt, gross	$ 750.0
Other obligations
Debt Instrument [Line Items]
Long-term debt, gross	$ 0.2